Fair values of financial assets and liabilities - Schedule of Financial Assets Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	£ 461,504	£ 441,907
Total financial assets at fair value through profit or loss	2,279	2,321
Debt instruments
Corporate and other debt securities	9,771	7,396
Total financial assets at fair value through other comprehensive income	36,257	30,344
Total financial assets (excluding derivatives) at fair value	38,536	32,665
Level 1 £m
Debt instruments
Corporate and other debt securities	9,771	7,396
Total financial assets (excluding derivatives) at fair value	24,421	16,506
Level 2 £m
Debt instruments
Total financial assets (excluding derivatives) at fair value	13,778	15,831
Level 3 £m
Debt instruments
Total financial assets (excluding derivatives) at fair value	337	328
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	1,993	2,089
Equity shares	286	232
Total financial assets at fair value through profit or loss	2,279	2,321
Financial assets at fair value through profit or loss | Level 1 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	0	0
Equity shares	281	228
Total financial assets at fair value through profit or loss	281	228
Financial assets at fair value through profit or loss | Level 2 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	1,711	1,813
Equity shares	0	0
Total financial assets at fair value through profit or loss	1,711	1,813
Financial assets at fair value through profit or loss | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	282	276
Equity shares	5	4
Total financial assets at fair value through profit or loss	287	280
Financial assets at fair value through other comprehensive income
Debt instruments
Government securities	23,175	15,246
Asset-backed securities	218	197
Corporate and other debt securities	12,864	14,901
Total financial assets at fair value through other comprehensive income	36,257	30,344
Financial assets at fair value through other comprehensive income | Level 1 £m
Debt instruments
Government securities	22,867	15,131
Asset-backed securities	0	0
Corporate and other debt securities	1,273	1,147
Total financial assets at fair value through other comprehensive income	24,140	16,278
Financial assets at fair value through other comprehensive income | Level 2 £m
Debt instruments
Government securities	308	115
Asset-backed securities	168	149
Corporate and other debt securities	11,591	13,754
Total financial assets at fair value through other comprehensive income	12,067	14,018
Financial assets at fair value through other comprehensive income | Level 3 £m
Debt instruments
Government securities	0	0
Asset-backed securities	50	48
Corporate and other debt securities	0	0
Total financial assets at fair value through other comprehensive income	£ 50	£ 48